UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2006

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Brahman Capital Corp.
Address: 655 Third Avenue
         11th floor
         New York, NY  10017

13F File Number:  28-05444

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      William D'Eredita
Title:     Chief Financial Officer
Phone:     (212) 681-9797

Signature, Place, and Date of Signing:

     William D'Eredita     New York, NY     November 14, 2006


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     27

Form13F Information Table Value Total:     $2,471,043 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AGILENT TECHNOLOGIES INC       COM              00846U101   326889  9999700 SH       SOLE                  9999700        0        0
AGILENT TECHNOLOGIES INC       CALL             00846U901    84994  2600000 SH  CALL SOLE                  2600000        0        0
ALERIS INTL INC                COM              014477103   181215  3585600 SH       SOLE                  3585600        0        0
AMERICAN EXPRESS CO            COM              025816109    88948  1586100 SH       SOLE                  1586100        0        0
AMERIPRISE FINL INC            COM              03076C106   125311  2671900 SH       SOLE                  2671900        0        0
AVIS BUDGET GROUP              CALL             053774905    39781  2175000 SH  CALL SOLE                  2175000        0        0
BEARINGPOINT INC               COM              074002106    32728  4163900 SH       SOLE                  4163900        0        0
CNH GLOBAL N V                 SHS NEW          N20935206     2321   100000 SH       SOLE                   100000        0        0
DELUXE CORP                    COM              248019101    12739   745000 SH       SOLE                   745000        0        0
FIRST DATA CORP                CALL             319963904   213066  5073000 SH  CALL SOLE                  5073000        0        0
FIRST DATA CORP                COM              319963104   265615  6324167 SH       SOLE                  6324167        0        0
HILL INTERNATIONAL INC         COM              431466101     1883   327500 SH       SOLE                   327500        0        0
HILL INTERNATIONAL INC         *W EXP 99/99/999 431466119     1841  1450000 SH       SOLE                  1450000        0        0
HOME DEPOT INC                 COM              437076102    56181  1549000 SH       SOLE                  1549000        0        0
MARATHON ACQUISITION CORP      UNIT 99/99/9999  565756202    30000  3750000 SH       SOLE                  3750000        0        0
MICROSOFT CORP                 CALL             594918904    34188  1250000 SH  CALL SOLE                  1250000        0        0
NET 1 UEPS TECHNOLOGIES INC    COM NEW          64107N206    11596   507300 SH       SOLE                   507300        0        0
NOVELIS INC                    COM              67000X106    62924  2459000 SH       SOLE                  2459000        0        0
NTL INC DEL                    CALL             62941W901     7756   305000 SH  CALL SOLE                   305000        0        0
NTL INC DEL                    COM              62941W101   294659 11587105 SH       SOLE                 11587105        0        0
PGT INC                        COM              69336V101     7046   501195 SH       SOLE                   501195        0        0
R H DONNELLEY CORP             COM NEW          74955W307   157637  2979935 SH       SOLE                  2979935        0        0
ROTECH HEALTHCARE INC          COM              778669101     2975  2479300 SH       SOLE                  2479300        0        0
SEMICONDUCTOR HLDRS TR         PUT              816636953   205740  6000000 SH  PUT  SOLE                  6000000        0        0
U STORE IT TR                  COM              91274F104    58286  2716100 SH       SOLE                  2716100        0        0
USA MOBILITY INC               COM              90341G103    13941   610379 SH       SOLE                   610379        0        0
UST INC                        PUT              902911956   150783  2750000 SH  PUT  SOLE                  2750000        0        0